Financial Risk Management - Summary of Financial Assets and Liabilities by Class (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 1,390	$ 1,199
Cash and cash equivalents	15,613	15,871	$ 14,153
Trade and other receivables	3,775	3,276
Loans to equity accounted investments	33	13
Total financial assets	20,411	20,008
Non-financial assets	80,450	91,985
Total assets	100,861	111,993	117,006
Other financial liabilities	1,023	1,231
Trade and other payables	6,722	5,980
Bank overdrafts and short-term borrowings	20	58	45
Notes and debentures	21,529	23,298
Finance leases	715	802
Total financial liabilities	32,411	33,827
Non-financial liabilities	16,626	17,496
Total liabilities	49,037	51,323	$ 54,280
Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	6
Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	15,613	15,871
Loans to equity accounted investments	33	13
Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Bank overdrafts and short-term borrowings	20	58
Bank loans	2,498	2,555
Notes and debentures	21,529	23,298
Finance leases	715	802
Other	66	92
Current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	63	121
Current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	64	17
Non-current cross currency and interest rate swaps [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	895	1,092
Non-current other derivative contracts [member] | Financial liabilities held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities	1	1
Trades and other payables [member] | Financial liabilities held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	6,283	5,414
Provisionally priced trade payables [member] | Financial liabilities held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other payables	277	377
Current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	15	12
Current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	57	170
Current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 1 and 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	15	18
Non-current cross currency and interest rate swaps [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	739	396
Non-current other derivative contracts [member] | Financial assets held at fair value through profit or loss [member] | Levels 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	180	195
Non-current investment in shares [member] | Financial assets held at fair value through other comprehensive income [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	34	33
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	47	47
Non-current other investments [member] | Financial assets held at fair value through profit or loss [member] | Levels 1, 2 and 3 [member]
Disclosure of detailed information about financial instruments [line items]
Other financial assets	344	375
Trade and other receivable [member] | Financial assets held at amortised cost [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	1,929	1,799
Provisionally priced trade receivables [member] | Financial assets held at fair value through profit or loss [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 1,446	$ 1,126